FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08788

                  TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 954/527-7500
                                                            --------------

Date of fiscal year end:   03/31
                          ----------

Date of reporting period:  6/30/07
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Russia and East European Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ....................................................  3

Notes to Statement of Investments ...........................................  5

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Templeton Russia and East European Fund, Inc.

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY         SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 96.1%
    CHEMICALS 2.8%
    JSC Salavatnefteorgsintez ..........................................       Russia            129,000   $   9,723,375
                                                                                                           -------------
    COMMERCIAL BANKS 18.0%
    Promstroibank St. Petersburg .......................................       Russia          2,378,200       4,042,940
    Sberbank RF ........................................................       Russia             14,231      55,358,590
  a VTB Bank OJSC, GDR .................................................       Russia            175,000       1,921,500
a,b VTB Bank OJSC, GDR, 144A ...........................................       Russia            162,582       1,785,150
                                                                                                           -------------
                                                                                                              63,108,180
                                                                                                           -------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 17.5%
    Sibirtelecom .......................................................       Russia        146,940,180      16,354,442
    Southern Telecommunications Co. ....................................       Russia         63,812,635      12,252,026
    Telekomunikacja Polska SA ..........................................       Poland            603,200       5,280,029
    Uralsvyazinform ....................................................       Russia         66,890,000       4,073,601
    VolgaTelecom .......................................................       Russia          3,685,789      18,944,955
    VolgaTelecom, ADR ..................................................       Russia            407,000       4,183,960
                                                                                                           -------------
                                                                                                              61,089,013
                                                                                                           -------------
    ELECTRIC UTILITIES 14.8%
  a Unified Energy Systems .............................................       Russia         38,090,429      51,612,531
                                                                                                           -------------
    ENERGY EQUIPMENT & SERVICES 2.9%
a,b C.A.T. oil AG, 144A ................................................       Austria           138,000       3,782,076
a,c Integra Group Holdings, GDR, Reg S .................................       Russia            149,700       2,717,055
  b OAO TMK, 144A ......................................................       Russia            393,550       3,561,628
                                                                                                           -------------
                                                                                                              10,060,759
                                                                                                           -------------
    FOOD & STAPLES RETAILING 0.2%
a,b Cherkizovo Group OJSC, GDR, 144A ...................................       Russia             65,000         884,000
                                                                                                           -------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.5%
  a JSC Mashinostroitelniy Zavod .......................................       Russia              4,240       1,770,200
                                                                                                           -------------
    METALS & MINING 19.9%
  a Chelyabinsk Zinc Plant .............................................       Russia             27,800       4,239,500
    Cherepovets Mk Severstal ...........................................       Russia          1,655,300      22,925,905
  c Evraz Group SA, GDR, Reg S (London Exchange) .......................       Russia             70,200       2,881,710
    Mining and Metallurgical Co. Norilsk Nickel ........................       Russia            158,300      33,084,700
    Polyus Gold ........................................................       Russia            102,052       4,327,005
  a Vsmpo-Avisma Corp. .................................................       Russia              6,590       2,000,871
                                                                                                           -------------
                                                                                                              69,459,691
                                                                                                           -------------
    OIL, GAS & CONSUMABLE FUELS 12.8%
    Gazprom ............................................................       Russia            524,000       5,486,280
    Gazprom, ADR .......................................................       Russia            165,500       6,917,900
    LUKOIL, ADR ........................................................       Russia            423,800      32,314,750
                                                                                                           -------------
                                                                                                              44,718,930
                                                                                                           -------------
    PHARMACEUTICALS 5.4%
    Egis Nyrt ..........................................................       Hungary           132,771      16,477,251
  a Veropharm ..........................................................       Russia             55,000       2,365,000
                                                                                                           -------------
                                                                                                              18,842,251
                                                                                                           -------------


                                          Quarterly Statement of Investments | 3

Templeton Russia and East European Fund, Inc.

------------------------------------------------------------------------------------------------------------------------
                                                                               COUNTRY         SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    REAL ESTATE 1.3%
  a Open Investments ...................................................       Russia             18,950   $   4,723,288
                                                                                                           -------------
    TOTAL COMMON STOCKS (COST $82,528,820) .............................                                     335,992,218
                                                                                                           -------------
    SHORT TERM INVESTMENT (COST $581,976) 0.2%
    MONEY MARKET FUND 0.2%
  d Franklin Institutional Fiduciary Trust Money Market
    Portfolio, 4.99% ...................................................    United States        581,976         581,976
                                                                                                           -------------
    TOTAL INVESTMENTS (COST $83,110,795) 96.3% .........................                                     336,574,194
    OTHER ASSETS, LESS LIABILITIES 3.7% ................................                                      12,949,351
                                                                                                           -------------
    NET ASSETS 100.0% ..................................................                                   $ 349,523,545
                                                                                                           =============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt

a Non-income producing for the twelve months ended June 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At June 30, 2007, the aggregate value of these securities was $10,012,854, representing 2.86% of net assets.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At June 30, 2007, the aggregate value of these securities was $5,598,765, representing 1.60% of net assets.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


4 | SEE NOTES TO STATEMENT OF INVESTMENTS.
  | QUARTERLY STATEMENT OF INVESTMENTS

Templeton Russia and East European Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Russia and East European Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.


                                          Quarterly Statement of Investments | 5

Templeton Russia and East European Fund, Inc.

3. INCOME TAXES

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $  88,877,875
                                                                  -------------

Unrealized appreciation .......................................   $ 248,501,171
Unrealized depreciation .......................................        (804,852)
                                                                  -------------
Net unrealized appreciation (depreciation) ....................   $ 247,696,319
                                                                  =============

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments











ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

By /s/JIMMY D. GAMBILL
   ---------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
   ---------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  August 27, 2007

By /s/GALEN G. VETTER
   ---------------------------
   Galen G. Vetter
   Chief Financial Officer
   Date  August 27, 2007